Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance Table

Below is the tabular disclosure which shows the total compensation for our PEOs and the average of our non-PEO NEOs (as set forth in the SCT), the CAP to our PEOs and the average for our non-PEO NEOs, our absolute TSR, the TSR of our peer group over the same period, our net income, and our Adjusted EBIT for fiscal years 2022, 2021, and 2020.

Granite 2022 Pay Versus Performance

	Current CEO(2)		Former CEO(2)		Non-PEO NEOs(3)		Value of Initial Fixed $100 Investment Based on:(5)			Company Selected Measure ($ mil)
Fiscal Year(1) (a)	SCT Total for PEO (Larkin) (b)	Comp Actually Paid to PEO(4) (Larkin) (c)	SCT Total For Former PEO (Roberts) (d)	Comp Actually Paid to PEO(4) (Roberts) (e)	Average SCT Total (f)	Average Comp Actually Paid(4) (g)	Total Shareholder Return (h)	Peer Group Total Shareholder Return(6) (i)	GAAP Net Income(7) ($ mil) (j)	Adjusted EBIT(8) (k)
2022	$2,122,477	$1,971,387	n/a	n/a	$984,871	$904,514	$134	$209	$83.3	$111
2021	$2,363,579	$2,606,656	n/a	n/a	$853,298	$834,198	$146	$182	$89.0	$62
2020	$904,545	$1,182,867	$1,541,652	$1,540,379	$710,274	$794,768	$99	$121	$10.1	$27

(1)	The Pay Versus Performance Table reflects the required disclosures for fiscal years 2022, 2021, and 2020.
(2)

For fiscal years 2022 and 2021, Mr. Larkin was the Principal Executive Officer (PEO) for the company. In fiscal year 2020, Mr. Larkin served as EVP, COO and President and PEO for a portion of the year. Mr. Roberts served as PEO for a portion of fiscal year 2020.

(3)

Each of the three fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (“NEOs”) as applicable in each reporting year. Fiscal year 2022 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, Ms. Woolsey and Mr. Richards; fiscal year 2021 includes: Ms. Curtis, Mr. Radich, Mr. Tatusko, Mr. Dowd and Ms. Desai; and fiscal year 2020 includes: Ms. Desai, Mr. Radich, Mr. Richards and Mr. Tatusko.

(4)

SEC rules require certain adjustments be made to the SCT values to determine CAP, as reported in the PVP table above. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such, no adjustments are included in the table below. The following table details the applicable adjustments that were made to determine CAP.

PEO Total Compensation Amount	$ 2,122,477	$ 2,363,579	$ 904,545
PEO Actually Paid Compensation Amount	$ 1,971,387	2,606,656	1,182,867
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total to CAP Reconciliation

Fiscal Year	Deduct SCT Stock & Options Awards	Add Year- End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Equity Granted in Prior Years	Add Vesting Date Value of Awards Granted During the Year That Vested During the Year	Add Change in Value of Vested Equity Granted in Prior Years	Deduct Fair Value of Equity Equity Granted that Forfeited/Failed to Meet Vesting Conditions	Total Change in Value of Equity
Larkin (Current PEO)
2022	$599,980	$671,735	($93,907)	$0	($128,937)	$0	$448,890
2021	$1,439,992	$1,385,680	$183,479	$0	$113,910	$0	$1,683,069
2020	$260,010	$558,488	($395)	$0	($19,761)	$0	$538,332
Roberts (Former PEO)
2022	-	-	-	-	-	-	-
2021	-	-	-	-	-	-	-
2020	$540,002	$0	$0	$538,729	$0	$0	$538,729
Average Non-PEO NEO
2022	$135,865	$83,543	($3,436)	$33,421	($12,779)	($45,241)	$55,507
2021	$94,981	$44,923	$18,609	$23,513	$36,779	($48,294)	$75,531
2020	$90,000	$193,316	($617)	$0	($18,206)	$0	$174,494
(5)	The amount represents the value of an initial fixed $100 investment on December 31, 2019, assuming reinvestment of all dividends.
(6)	The peer group index is the Dow Jones U.S. Heavy Construction Index, which is the industry line peer group reported in our Annual Report on Form 10-K for the year ended December 31, 2022.
(7)	Represents the GAAP Net Income for Granite for each applicable fiscal year end from 2020 to 2022.
(8)

Adjusted EBIT, is defined as earnings from continuing operations before interests and taxes, which allows for adjustments that are approved by the Compensation Committee. See page 25 for additional detail.

Non-PEO NEO Average Total Compensation Amount	$ 984,871	853,298	710,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ 904,514	834,198	794,768
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Consistent with SEC requirements, the tables below demonstrate the relationship between CAP versus performance for the years 2022, 2021 and 2020. Pay Versus TSR
Compensation Actually Paid vs. Net Income [Text Block]	Pay Versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Pay Versus Adjusted EBIT
Tabular List [Table Text Block]

Most Important Metrics Used for Linking Pay and Performance

The list below shows the most important metrics the Compensation Committee used to link pay to performance for 2022.

Most Important Performance Measures
Adjusted Earnings Before Interest and Taxes (Adjusted EBIT)
Operating Cash Flow
Return on Net Operating Assets (RONA)
Relative TSR

Adjusted EBIT was selected as the Company Selected Performance Measure as it is (1) the primary metric in our annual incentive program and (2) a key driver of the RONA metric that is one of the two performance metrics used in our LTIP.

Total Shareholder Return Amount	$ 134	146	99
Peer Group Total Shareholder Return Amount	209	182	121
Net Income (Loss)	$ 83,300,000	$ 89,000,000.0	$ 10,100,000
Company Selected Measure Amount	111	62	27
Additional 402(v) Disclosure [Text Block]

Introduction

In accordance with the SEC’s disclosure requirements, below is information regarding the “Compensation Actually Paid” (“CAP”) versus our performance (“PVP”). The Compensation Committee does not use CAP as a basis for making compensation decisions, nor does it use net income as required to be shown in the PVP table for incentive plan purposes. For more information on how the Compensation Committee makes compensation decisions and aligns pay with performance please refer to the "Compensation and Discussion Analysis."

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Before Interest and Taxes (Adjusted EBIT)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Net Operating Assets (RONA)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Current PEO Deduct SCT Stock and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 599,980	$ 1,439,992	$ 260,010
Current PEO Add Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	671,735	1,385,680	558,488
Current PEO Add Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(93,907)	183,479	(395)
Current PEO Add Vesting Date Value of Awards Granted During the Year That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Current PEO Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(128,937)	113,910	(19,761)
Current PEO Deduct Fair Value of Equity Equity Granted that Forfeited Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Current PEO Total Change in Value of Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	448,890	1,683,069	538,332
Former PEO Deduct SCT Stock and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			540,002
Former PEO Add Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Former PEO Add Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Former PEO Add Vesting Date Value of Awards Granted During the Year That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			538,729
Former PEO Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Former PEO Deduct Fair Value of Equity Equity Granted that Forfeited/Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Former PEO Total Change in Value of Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			538,729
NEO Deduct SCT Stock and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	135,865	94,981	90,000
NEO Add Year-End Value of Unvested Equity Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,543	44,923	193,316
NEO Add Change in Value of Unvested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,436)	18,609	(617)
NEO Add Vesting Date Value of Awards Granted During the Year That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	33,421	23,513	0
NEO Add Change in Value of Vested Equity Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,779)	36,779	(18,206)
NEO Deduct Fair Value of Equity Equity Granted that Forfeited Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(45,241)	(48,294)	0
NEO Total Change in Value of Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 55,507	$ 75,531	174,494
Former CEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,541,652
PEO Actually Paid Compensation Amount			$ 1,540,379